1
Gabelli International Growth Fund, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.6%
CONSUMER DISCRETIONARY  — 21.9%
1,510 Christian Dior SE ...................................... $ 1,348,984
6,100 Cie Financiere Richemont SA, Cl. A ........... 978,173
18,000 Entain plc ................................................. 279,542
1,200 Fast Retailing Co. Ltd. ............................... 262,695
610 Hermes International ................................ 1,235,407
1,300 Shimano Inc. ............................................ 225,401
3,600 Sony Group Corp. ..................................... 327,900
4,658,102
CONSUMER STAPLES  — 20.8%
3,170 Danone SA ............................................... 197,249
12,000 Diageo plc ................................................ 535,556
3,500 Heineken NV ............................................ 376,078
11,000 Kobe Bussan Co. Ltd. ............................... 307,144
2,000 L'Oreal SA ................................................ 893,685
7,500 Nestlé SA ................................................. 914,479
2,750 Pernod Ricard SA ..................................... 622,685
1,300 Reckitt Benckiser Group plc ...................... 98,901
4,500 Shiseido Co. Ltd. ...................................... 210,975
5,000 Unilever plc .............................................. 258,829
4,415,581
HEALTH CARE  — 19.7%
5,100 AstraZeneca plc ........................................ 706,627
1,500 EssilorLuxottica SA .................................. 270,484
1,800 Gerresheimer AG ...................................... 178,481
1,500 Hoya Corp. ............................................... 165,769
4,500 Koninklijke Philips NV ............................... 82,651
275 Lonza Group AG ....................................... 165,550
7,250 Novartis AG .............................................. 665,684
6,600 Novo Nordisk A/S, Cl. B ............................ 1,048,221
2,050 Roche Holding AG, Genusschein ............... 585,772
14,000 Smith & Nephew plc ................................. 194,608
1,700 Sysmex Corp. ........................................... 111,574
4,175,421
INFORMATION TECHNOLOGY  — 9.8%
415 ASML Holding NV .................................... 282,801
2,280 Keyence Corp. .......................................... 1,117,448
5,900 Murata Manufacturing Co. Ltd. ................. 359,577
6,000 STMicroelectronics NV ............................. 319,702
2,079,528
INDUSTRIALS  — 9.6%
1,300 DSV A/S ................................................... 252,067
12,000 Epiroc AB, Cl. B ........................................ 204,605
10,000 FANUC Corp. ............................................ 361,122
4,000 Jardine Matheson Holdings Ltd. ................ 194,569
6,000 Komatsu Ltd. ........................................... 148,951
6,000 RELX plc .................................................. 194,322
1,300 SMC Corp. ............................................... 689,151
2,044,787
Shares
Market
Value
MATERIALS  — 9.1%
7,000 Agnico Eagle Mines Ltd. ........................... $ 356,790
2,039 Air Liquide SA .......................................... 341,305
24,512 Barrick Gold Corp. .................................... 455,188
3,000 CRH plc ................................................... 151,561
7,125 Rio Tinto plc ............................................. 483,631
3,000 Wheaton Precious Metals Corp. ................ 144,480
1,932,955
FINANCIALS  — 6.5%
20,000 AIA Group Ltd. ......................................... 209,747
1,300 Euronext NV ............................................. 99,548
30,000 Investor AB, Cl. B ..................................... 597,618
7,000 Kinnevik AB, Cl. B† ................................... 104,670
11,700 Prudential plc ........................................... 160,192
579 S&P Global Inc. ........................................ 199,622
1,371,397
COMMUNICATION SERVICES  — 0.9%
8,000 Universal Music Group NV ........................ 202,598
ENERGY  — 0.3%
2,000 Equinor ASA ............................................. 56,857
TOTAL COMMON STOCKS .................. 20,937,226
WARRANTS  — 0.1%
CONSUMER DISCRETIONARY  — 0.1%
14,300 Cie Financiere Richemont SA, expire
11/22/23† ............................................. 17,974
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.3%
$ 275,000 U.S. Treasury Bills,
4.584% to 4.725%††,
05/18/23 to 06/22/23 ............................ 272,955
TOTAL INVESTMENTS — 100.0%
(Cost $10,649,691) ............................... $ 21,228,155
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
EUROPE ............................ 71.2% $ 15,107,097
JAPAN .............................. 20.2 4,287,707
NORTH AMERICA ................... 6.7 1,429,035
ASIA/PACIFIC RIM .................. 1.9 404,316
100.0% $ 21,228,155